BUSINESS AND ASSET ACQUISITIONS (Details 1)	Dec. 31, 2015 USD ($)
Business Combinations [Abstract]
Cash	$ 43,124
Fair value of common stock issued at closing	2,071,625
Fair value of ANDA consideration shares	1,657,300
Fair value of future earn out payments	1,205,000
Net Purchase Price Consideration	$ 4,977,049